                                RETAIL CLASSES OF

                          AIM ASIA PACIFIC GROWTH FUND
                            AIM EUROPEAN GROWTH FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                             AIM GLOBAL INCOME FUND
                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIOS OF AIM INTERNATIONAL FUNDS, INC.)

                        Supplement dated January 24, 2003
         to the Statement of Additional Information dated June 3, 2002, as supplemented June 3, 2002, June 7, 2002, July 1, 2002,
                     September 30, 2002 and October 31, 2002

The following sentence is added at the end of the third paragraph appearing under the heading "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" and at the end of the first paragraph under the heading "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Options on Futures Contracts" in the Statement of Additional Information:

         "The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

The following information is added after the sixth paragraph appearing under the heading "NON-FUNDAMENTAL RESTRICTIONS" in the Statement of Additional
Information:

         "(6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

The following information replaces in its entirety the information appearing under the heading "DIRECTORS AND OFFICERS - INTERESTED PERSON" in Appendix B in the Statement of Additional Information:


                                    DIRECTOR
 "NAME, YEAR OF BIRTH AND            AND/OR
POSITION(S) HELD WITH THE           OFFICER    PRINCIPAL OCCUPATION(S) DURING PAST 5      OTHER DIRECTORSHIP(S) HELD
          COMPANY                    SINCE                    YEARS                               BY DIRECTOR
----------------------------        --------   -------------------------------------      -------------------------------
INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------
Robert H. Graham* -- 1946            1991      Director and Chairman, A I M Management    None
Director, Chairman and President               Group Inc. (financial services holding
                                               company); and Director and Vice
                                               Chairman, AMVESCAP PLC (parent of AIM
                                               and a global investment management
                                               firm); formerly, President and Chief
                                               Executive Officer, A I M Management
                                               Group Inc.; Director, Chairman and
                                               President, A I M Advisors, Inc.
                                               (registered investment advisor);
                                               Director and Chairman, A I M Capital
                                               Management, Inc. (registered investment
                                               advisor), A I M Distributors, Inc.
                                               (registered broker dealer), A I M Fund
                                               Services, Inc., (registered transfer
                                               agent), and Fund Management Company
                                               (registered broker dealer)

Mark H. Williamson** -- 1951         2003      Director, President and Chief              Director, Chairman, President
Director                                       Executive Officer, A I M                   and Chief Executive Officer,
                                               Management Group Inc.                      INVESCO Bond Funds, Inc.,
                                               (financial services holding                INVESCO Combination Stock &
                                               company); Director, Chairman               Bond Funds, Inc., INVESCO
                                               and President, A I M Advisors,             Counselor Series Funds, Inc.,
                                               Inc. (registered investment                INVESCO International Funds,
                                               advisor); Director, A I M                  Inc., INVESCO Manager Series
                                               Capital Management, Inc.                   Funds, Inc., INVESCO Money
                                               (registered investment advisor)            Market Funds, Inc., INVESCO
                                               and A I M Distributors, Inc.               Sector Funds, Inc., INVESCO
                                               (registered broker dealer),                Stock Funds, Inc., INVESCO
                                               Director and Chairman, A I M               Treasurer's Series Funds, Inc.
                                               Fund Services, Inc.,                       and INVESCO Variable Investment
                                               (registered transfer agent),               Funds, Inc."
                                               and Fund Management Company
                                               (registered broker dealer); and
                                               Chief Executive Officer,
                                               AMVESCAP PLC - AIM Division
                                               (parent of AIM and a global
                                               investment management firm);
                                               formerly, Chief Executive
                                               Officer, INVESCO Funds Group,
                                               Inc.

----------

* Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

** Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

                             INSTITUTIONAL CLASS OF

                          AIM INTERNATIONAL GROWTH FUND

               (SERIES PORTFOLIO OF AIM INTERNATIONAL FUNDS, INC.)


                        Supplement dated January 24, 2003
        to the Statement of Additional Information dated March 15, 2002, as supplemented March 15, 2002, July 1, 2002 and September 30, 2002


The following sentence is added at the end of the third paragraph appearing under the heading "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" and at the end of the first paragraph under the heading "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Options on Futures Contracts" in the Statement of Additional Information:

         "The Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

The following information is added after the sixth paragraph appearing under the heading "NON-FUNDAMENTAL RESTRICTIONS" in the Statement of Additional
Information:

         "(6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

The following information replaces in its entirety the information appearing under the heading "DIRECTORS AND OFFICERS - INTERESTED PERSON" in Appendix B in the Statement of Additional Information.


                                  DIRECTOR
 "NAME, YEAR OF BIRTH AND         AND/OR
POSITION(S) HELD WITH THE         OFFICER  PRINCIPAL OCCUPATION(S) DURING PAST 5        OTHER DIRECTORSHIP(S) HELD
         COMPANY                   SINCE                   YEARS                                BY DIRECTOR
-------------------------         -------  -------------------------------------        -----------------------------------
INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------------------
Robert H. Graham* -- 1946          1991    Director and Chairman, A I M Management          None
Director, Chairman and President           Group Inc. (financial services holding
                                           holding company); and Director and Vice
                                           Chairman, AMVESCAP PLC (parent of AIM
                                           and a global investment management
                                           firm); formerly, President and Chief
                                           Executive Officer, A I M Management
                                           Group Inc.; Director, Chairman and
                                           President, A I M Advisors, Inc.
                                           (registered investment advisor);
                                           Director and Chairman, A I M Capital
                                           Management, Inc. (registered
                                           investment advisor), A I M
                                           Distributors, Inc. (registered broker
                                           dealer), A I M Fund Services, Inc.,
                                           (registered transfer agent), and Fund
                                           Management Company (registered broker
                                           dealer)

----------

* Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.


                                  DIRECTOR
 "NAME, YEAR OF BIRTH AND         AND/OR
POSITION(S) HELD WITH THE         OFFICER  PRINCIPAL OCCUPATION(S) DURING PAST 5        OTHER DIRECTORSHIP(S) HELD
        COMPANY                    SINCE                   YEARS                                BY DIRECTOR
-------------------------         -------  -------------------------------------        --------------------------------------
INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------
Mark H. Williamson** -- 1951       2003    Director, President and Chief Executive       Director, Chairman, President and
Director                                   Officer, A I M Management Group Inc.          Chief Executive Officer, INVESCO Bond
                                           (financial services holding company);         Funds, Inc., INVESCO Combination
                                           Director, Chairman and President, A I         Stock & Bond Funds, Inc., INVESCO
                                           M Advisors, Inc. (registered                  Counselor Series Funds, Inc., INVESCO
                                           investment advisor); Director, A I M          International Funds, Inc., INVESCO
                                           Capital Management, Inc. (registered          Manager Series Funds, Inc., INVESCO
                                           investment advisor) and A I M                 Money Market Funds, Inc., INVESCO
                                           Distributors, Inc. (registered broker         Sector Funds, Inc., INVESCO Stock
                                           dealer), Director and Chairman, A I M         Funds, Inc., INVESCO Treasurer's
                                           Fund Services, Inc., (registered              Series Funds, Inc. and INVESCO
                                           transfer agent), and Fund Management          Variable Investment Funds, Inc."
                                           Company (registered broker dealer);
                                           and Chief Executive Officer, AMVESCAP
                                           PLC - AIM Division (parent of AIM and
                                           a global investment management firm);
                                           formerly, Chief Executive Officer,
                                           INVESCO Funds Group, Inc.

----------

** Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.